Stock-Based Compensation (Tables)	6 Months Ended
Oct. 13, 2024
Share-Based Payment Arrangement [Abstract]
Schedule of Option Activity
A summary of equity classified option activity for the twenty-four weeks ended October 13, 2024 is as follows:

	Number of Options	Weighted-average Exercise Price	Weighted-average Remaining Contractual Term (in years)	Aggregate Intrinsic Value (in thousands)
Outstanding at April 28, 2024	4,691,701	$6.76	6.43	$—
Granted	52,424	2.97
Exercised	—	—		$—
Cancelled or expired	(447,001)	6.10
Outstanding at October 13, 2024	4,297,124	$6.79	5.94	$—
Exercisable at October 13, 2024	2,579,939	$4.90	4.36
A summary of equity classified option activity for the fiscal year ended April 28, 2024 is as follows:

	Number of Options (1)	Weighted-average Exercise Price	Weighted-average Remaining Contractual Term (in years)	Aggregate Intrinsic Value (in thousands)
Outstanding at April 30, 2023, as previously reported	2,284,399	$9.84	6.56	$16,628
Retroactive application of reverse recapitalization	1,938,936	(4.51)	—	$—
Outstanding at April 30, 2023, as previously reported	4,223,335	$5.33	6.56	$16,628
Granted	1,605,234	11.70
Exercised	(47,395)	3.55		$92
Cancelled or expired	(1,089,473)	8.58
Outstanding at April 28, 2024	4,691,701	$6.76	6.43	$—
Exercisable at April 28, 2024	2,495,483	$4.37	4.50
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(1)Number of options and weighted average exercise price has been adjusted to reflect the exchange of Legacy Pinstripes’ stock options for New Pinstripes’ stock options at an exchange ratio of approximately 1.8486 as a result of the Reverse Recapitalization (see Note 3).

Nonvested Restricted Stock Shares Activity
A summary of equity classified RSA activity for the twenty-four weeks ended October 13, 2024 is as follows:

	Shares	Weighted-Average Grant Date Fair Value Per Share
Unvested at April 28, 2024	—	—
Granted	394,512	2.66
Forfeited	(18,000)	2.52
Vested	—	—
Unvested at October 13, 2024	376,512	2.66